Quarterly Holdings Report
for
Fidelity Advisor® Limited Term Bond Fund
November 30, 2023
LTB-NPRT1-0124
1.813046.119
Nonconvertible Bonds - 70.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.:
0.9% 3/25/24	5,000,000	4,924,718
1.65% 2/1/28	12,588,000	10,964,306
NTT Finance Corp.:
0.583% 3/1/24 (b)	4,260,000	4,204,339
1.162% 4/3/26 (b)	8,933,000	8,134,392
1.591% 4/3/28 (b)	10,000,000	8,644,248
Verizon Communications, Inc.:
2.355% 3/15/32	6,779,000	5,407,527
3% 3/22/27	626,000	586,366
		42,865,896
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 6.15% 11/10/26	8,070,000	8,171,611
Comcast Corp. 3.95% 10/15/25	2,610,000	2,554,597
Discovery Communications LLC 3.625% 5/15/30	1,664,000	1,470,422
Magallanes, Inc.:
3.638% 3/15/25	1,048,000	1,019,514
3.755% 3/15/27	7,549,000	7,123,027
		20,339,171
Wireless Telecommunication Services - 0.9%
Rogers Communications, Inc. 2.95% 3/15/25	5,568,000	5,368,367
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	10,100,000	9,489,995
3.5% 4/15/25	6,000,000	5,835,559
		20,693,921
TOTAL COMMUNICATION SERVICES		83,898,988
CONSUMER DISCRETIONARY - 5.0%
Automobiles - 3.3%
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	7,889,000	7,795,260
1.45% 3/2/26 (b)	6,948,000	6,396,115
General Motors Financial Co., Inc.:
1.05% 3/8/24	2,306,000	2,276,681
1.25% 1/8/26	8,359,000	7,604,349
2.35% 2/26/27	7,500,000	6,762,885
5.8% 6/23/28	7,500,000	7,495,068
6% 1/9/28	5,000,000	5,070,505
Hyundai Capital America:
1% 9/17/24 (b)	9,737,000	9,372,598
5.8% 6/26/25 (b)	6,250,000	6,248,180
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	15,040,000	13,819,708
3.95% 6/6/25 (b)	3,270,000	3,181,627
		76,022,976
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	5,796,000	5,538,943
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp. 3.3% 7/1/25	1,040,000	1,009,098
Starbucks Corp. 3.8% 8/15/25	2,340,000	2,280,935
		3,290,033
Specialty Retail - 1.2%
Advance Auto Parts, Inc. 5.95% 3/9/28	6,525,000	6,243,389
AutoZone, Inc.:
3.625% 4/15/25	545,000	531,480
5.05% 7/15/26	4,000,000	3,976,846
6.25% 11/1/28	3,398,000	3,534,799
Lowe's Companies, Inc.:
4.4% 9/8/25	3,537,000	3,485,211
4.8% 4/1/26	985,000	977,149
O'Reilly Automotive, Inc. 5.75% 11/20/26	1,697,000	1,716,289
Ross Stores, Inc. 0.875% 4/15/26	7,357,000	6,620,318
		27,085,481
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry, Inc.:
7% 11/27/26	891,000	900,608
7.35% 11/27/28	1,425,000	1,435,865
		2,336,473
TOTAL CONSUMER DISCRETIONARY		114,273,906
CONSUMER STAPLES - 6.8%
Beverages - 0.9%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	10,000,000	9,856,366
Molson Coors Beverage Co. 3% 7/15/26	10,575,000	10,017,965
		19,874,331
Consumer Staples Distribution & Retail - 1.4%
7-Eleven, Inc.:
0.95% 2/10/26 (b)	7,891,000	7,171,590
1.3% 2/10/28 (b)	3,614,000	3,074,281
Dollar General Corp.:
4.25% 9/20/24	4,000,000	3,944,816
4.625% 11/1/27	4,000,000	3,910,186
Dollar Tree, Inc. 4% 5/15/25	6,000,000	5,842,002
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	9,342,000	8,954,335
		32,897,210
Food Products - 1.9%
JBS U.S.A. Lux SA / JBS Food Co. 2.5% 1/15/27	5,515,000	4,963,335
JDE Peet's BV:
0.8% 9/24/24 (b)	8,000,000	7,659,689
1.375% 1/15/27 (b)	10,440,000	9,187,875
McCormick & Co., Inc. 0.9% 2/15/26	15,000,000	13,645,503
Mondelez International, Inc. 2.125% 3/17/24	8,500,000	8,410,845
		43,867,247
Tobacco - 2.6%
Altria Group, Inc. 2.35% 5/6/25	1,003,000	959,837
BAT Capital Corp. 3.222% 8/15/24	7,000,000	6,867,780
BAT International Finance PLC:
1.668% 3/25/26	15,000,000	13,750,649
3.95% 6/15/25 (b)	5,000,000	4,884,708
5.931% 2/2/29	5,000,000	5,076,616
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	8,250,000	8,094,038
4.25% 7/21/25 (b)	13,000,000	12,684,916
Philip Morris International, Inc.:
0.875% 5/1/26	4,502,000	4,066,033
1.5% 5/1/25	3,501,000	3,321,015
		59,705,592
TOTAL CONSUMER STAPLES		156,344,380
ENERGY - 4.2%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 2.061% 12/15/26	1,781,000	1,628,265
Oil, Gas & Consumable Fuels - 4.1%
Canadian Natural Resources Ltd. 2.05% 7/15/25	3,668,000	3,459,860
Enbridge, Inc.:
1.6% 10/4/26	10,000,000	9,030,668
2.15% 2/16/24	1,379,000	1,367,550
2.5% 2/14/25	1,440,000	1,386,616
5.9% 11/15/26	2,300,000	2,339,402
Energy Transfer LP:
2.9% 5/15/25	7,150,000	6,875,067
4.5% 4/15/24	570,000	566,930
Enterprise Products Operating LP 5.05% 1/10/26	4,095,000	4,099,154
Equinor ASA:
1.75% 1/22/26	1,120,000	1,049,350
2.875% 4/6/25	7,000,000	6,793,653
Hess Corp. 4.3% 4/1/27	4,500,000	4,383,355
MPLX LP 1.75% 3/1/26	15,044,000	13,872,798
Occidental Petroleum Corp. 2.9% 8/15/24	6,061,000	5,927,650
Petroleos Mexicanos:
6.49% 1/23/27	6,035,000	5,431,802
6.5% 3/13/27	12,000,000	10,780,500
Phillips 66 Co.:
1.3% 2/15/26	6,892,000	6,331,682
3.85% 4/9/25	7,000,000	6,848,210
The Williams Companies, Inc. 5.4% 3/2/26	1,334,000	1,333,150
Valero Energy Corp. 2.85% 4/15/25	2,437,000	2,340,844
Western Gas Partners LP 6.35% 1/15/29	846,000	868,714
		95,086,955
TOTAL ENERGY		96,715,220
FINANCIALS - 32.2%
Banks - 18.7%
ABN AMRO Bank NV 1.542% 6/16/27 (b)(c)	8,114,000	7,229,528
Banco Santander SA 1.722% 9/14/27 (c)	5,000,000	4,435,387
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	7,000,000	6,922,677
1.197% 10/24/26 (c)	13,673,000	12,528,268
1.319% 6/19/26 (c)	16,000,000	14,896,677
1.734% 7/22/27 (c)	7,174,000	6,475,858
2.015% 2/13/26 (c)	11,000,000	10,476,542
4.2% 8/26/24	5,750,000	5,680,987
Bank of America NA 5.526% 8/18/26	4,900,000	4,937,817
Barclays PLC:
1.007% 12/10/24 (c)	5,000,000	4,965,980
2.279% 11/24/27 (c)	5,000,000	4,482,890
2.852% 5/7/26 (c)	18,848,000	17,960,096
3.932% 5/7/25 (c)	4,000,000	3,960,240
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	7,417,000	6,739,986
2.219% 6/9/26 (b)(c)	8,627,000	8,156,617
BPCE SA:
1.652% 10/6/26 (b)(c)	20,000,000	18,356,202
2.045% 10/19/27 (b)(c)	6,865,000	6,121,832
Capital One NA 2.28% 1/28/26 (c)	7,000,000	6,670,971
Citigroup, Inc.:
0.981% 5/1/25 (c)	5,320,000	5,199,753
2.014% 1/25/26 (c)	7,350,000	7,004,735
3.106% 4/8/26 (c)	10,000,000	9,642,243
5.61% 9/29/26 (c)	4,000,000	3,995,265
Danske Bank A/S 6.259% 9/22/26 (b)(c)	5,262,000	5,297,598
DNB Bank ASA:
1.535% 5/25/27 (b)(c)	4,643,000	4,171,360
1.605% 3/30/28 (b)(c)	9,570,000	8,372,800
HSBC Holdings PLC:
1.589% 5/24/27 (c)	10,000,000	9,009,790
1.645% 4/18/26 (c)	6,567,000	6,178,927
3.803% 3/11/25 (c)	5,000,000	4,966,889
5.21% 8/11/28 (c)	4,327,000	4,250,441
ING Groep NV 1.726% 4/1/27 (c)	4,192,000	3,808,065
Intesa Sanpaolo SpA:
3.25% 9/23/24 (b)	14,000,000	13,671,186
5.71% 1/15/26 (b)	5,031,000	4,937,859
JPMorgan Chase & Co.:
1.045% 11/19/26 (c)	15,000,000	13,705,947
1.47% 9/22/27 (c)	10,000,000	8,962,686
2.083% 4/22/26 (c)	25,219,000	23,955,085
2.956% 5/13/31 (c)	12,053,000	10,258,349
Lloyds Banking Group PLC 2.438% 2/5/26 (c)	2,636,000	2,522,287
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	8,000,000	7,480,423
1.538% 7/20/27 (c)	10,000,000	9,001,081
1.64% 10/13/27 (c)	5,000,000	4,475,792
Mizuho Financial Group, Inc. 1.234% 5/22/27 (c)	10,000,000	8,977,602
Morgan Stanley Bank, West Valley City Utah 5.882% 10/30/26	5,500,000	5,587,997
NatWest Markets PLC 0.8% 8/12/24 (b)	5,141,000	4,968,247
Rabobank Nederland 1.98% 12/15/27 (b)(c)	7,500,000	6,690,299
Regions Financial Corp. 2.25% 5/18/25	3,135,000	2,944,643
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	2,768,000	2,479,767
3.45% 6/2/25	5,700,000	5,468,323
5.807% 9/9/26 (c)	3,000,000	2,968,458
Societe Generale:
1.488% 12/14/26 (b)(c)	7,870,000	7,122,638
1.792% 6/9/27 (b)(c)	6,750,000	6,036,799
2.625% 10/16/24 (b)	1,530,000	1,485,101
3.875% 3/28/24 (b)	6,015,000	5,974,209
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	10,000,000	8,970,144
1.474% 7/8/25	10,000,000	9,367,198
Wells Fargo & Co.:
2.164% 2/11/26 (c)	10,000,000	9,548,773
2.188% 4/30/26 (c)	5,000,000	4,752,920
4.3% 7/22/27	7,000,000	6,719,033
6.303% 10/23/29 (c)	5,800,000	5,974,731
Westpac Banking Corp. 4.11% 7/24/34 (c)	1,710,000	1,511,674
		429,415,672
Capital Markets - 5.5%
Ares Capital Corp. 3.25% 7/15/25	10,000,000	9,466,418
Blackstone Private Credit Fund 4.7% 3/24/25	8,250,000	8,037,274
Deutsche Bank AG 4.5% 4/1/25	2,904,000	2,816,625
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,899,000	2,827,429
1.447% 4/1/25 (c)	6,811,000	6,692,377
2.129% 11/24/26 (c)	14,479,000	13,269,393
2.311% 11/16/27 (c)	7,028,000	6,280,990
Goldman Sachs Group, Inc.:
1.757% 1/24/25 (c)	5,000,000	4,966,678
2.64% 2/24/28 (c)	10,000,000	9,108,138
Morgan Stanley:
0.79% 5/30/25 (c)	10,000,000	9,718,244
2.188% 4/28/26 (c)	5,000,000	4,754,020
Nomura Holdings, Inc. 1.653% 7/14/26	12,500,000	11,265,704
S&P Global, Inc. 2.45% 3/1/27	7,508,000	6,957,859
State Street Corp. 2.901% 3/30/26 (c)	305,000	293,932
UBS AG London Branch:
1.25% 6/1/26	8,000,000	7,253,623
1.375% 1/13/25 (b)	5,000,000	4,766,571
UBS Group AG:
1.305% 2/2/27 (b)(c)	10,000,000	9,024,048
2.593% 9/11/25 (b)(c)	4,805,000	4,669,226
6.373% 7/15/26 (b)(c)	4,500,000	4,509,213
		126,677,762
Consumer Finance - 3.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	1,507,000	1,445,983
1.75% 1/30/26	7,095,000	6,488,600
2.45% 10/29/26	2,102,000	1,914,905
6.1% 1/15/27	5,500,000	5,528,020
6.45% 4/15/27 (b)	3,836,000	3,887,058
Ally Financial, Inc. 5.125% 9/30/24	9,760,000	9,667,292
Capital One Financial Corp.:
1.343% 12/6/24 (c)	5,000,000	4,998,643
1.878% 11/2/27 (c)	7,000,000	6,138,972
5.468% 2/1/29 (c)	1,983,000	1,904,987
7.149% 10/29/27 (c)	5,000,000	5,086,111
Ford Motor Credit Co. LLC:
2.3% 2/10/25	5,000,000	4,751,339
3.375% 11/13/25	8,000,000	7,537,271
6.95% 6/10/26	6,500,000	6,572,629
John Deere Capital Corp. 3.4% 6/6/25	5,076,000	4,950,608
Synchrony Financial:
4.25% 8/15/24	2,551,000	2,508,113
4.375% 3/19/24	4,922,000	4,893,305
		78,273,836
Financial Services - 2.0%
AIG Global Funding 0.9% 9/22/25 (b)	7,000,000	6,435,712
Athene Global Funding:
1% 4/16/24 (b)	8,000,000	7,844,606
1.73% 10/2/26 (b)	5,000,000	4,404,230
Brixmor Operating Partnership LP 2.25% 4/1/28	4,348,000	3,748,360
Corebridge Financial, Inc.:
3.5% 4/4/25	943,000	913,811
3.65% 4/5/27	1,345,000	1,263,273
GA Global Funding Trust 1.25% 12/8/23 (b)	9,500,000	9,494,081
Jackson Financial, Inc. 5.17% 6/8/27	1,397,000	1,356,942
Nationwide Building Society 6.557% 10/18/27 (b)(c)	5,800,000	5,884,865
PayPal Holdings, Inc. 1.65% 6/1/25	2,097,000	1,985,932
The Western Union Co. 2.85% 1/10/25	1,242,000	1,199,395
		44,531,207
Insurance - 2.6%
Empower Finance 2020 LP 1.357% 9/17/27 (b)	5,321,000	4,635,017
Equitable Financial Life Global Funding:
1.4% 8/27/27 (b)	15,000,000	12,810,758
1.7% 11/12/26 (b)	5,000,000	4,432,010
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	3,381,000	3,111,078
Guardian Life Global Funding:
1.1% 6/23/25 (b)	7,850,000	7,330,577
1.4% 7/6/27 (b)	8,010,000	7,023,955
Pacific Life Global Funding II 1.2% 6/24/25 (b)	4,494,000	4,210,589
Pricoa Global Funding I 2.4% 9/23/24 (b)	6,476,000	6,309,880
Protective Life Global Funding 3.218% 3/28/25 (b)	1,979,000	1,915,772
RGA Global Funding 2% 11/30/26 (b)	3,680,000	3,294,748
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	4,785,228
		59,859,612
TOTAL FINANCIALS		738,758,089
HEALTH CARE - 3.8%
Biotechnology - 0.3%
Amgen, Inc. 5.15% 3/2/28	6,578,000	6,591,708
Health Care Equipment & Supplies - 0.4%
Alcon Finance Corp. 2.75% 9/23/26 (b)	4,038,000	3,760,048
Boston Scientific Corp. 1.9% 6/1/25	5,000,000	4,743,504
		8,503,552
Health Care Providers & Services - 1.0%
Cigna Group 0.613% 3/15/24	2,410,000	2,374,945
CVS Health Corp. 5% 2/20/26	8,000,000	7,962,213
HCA Holdings, Inc. 3.125% 3/15/27	7,100,000	6,581,127
Humana, Inc. 5.75% 12/1/28	6,000,000	6,118,395
		23,036,680
Life Sciences Tools & Services - 0.8%
Revvity, Inc. 0.85% 9/15/24	10,160,000	9,771,269
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	10,000,000	9,623,438
		19,394,707
Pharmaceuticals - 1.3%
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (b)	5,000,000	4,912,535
4.25% 12/15/25 (b)	10,500,000	10,119,152
Bayer U.S. Finance LLC 3.375% 10/8/24 (b)	7,000,000	6,839,487
GSK Consumer Healthcare Capital 3.125% 3/24/25	8,600,000	8,327,948
Viatris, Inc. 1.65% 6/22/25	480,000	449,777
		30,648,899
TOTAL HEALTH CARE		88,175,546
INDUSTRIALS - 4.8%
Aerospace & Defense - 1.0%
L3Harris Technologies, Inc. 5.4% 1/15/27	6,000,000	6,049,882
RTX Corp.:
5% 2/27/26	3,801,000	3,780,583
5.75% 11/8/26	2,559,000	2,593,170
5.75% 1/15/29	1,205,000	1,230,027
The Boeing Co.:
3.2% 3/1/29	7,200,000	6,516,609
4.875% 5/1/25	3,000,000	2,968,448
		23,138,719
Building Products - 0.2%
Carrier Global Corp.:
2.242% 2/15/25	548,000	526,412
5.8% 11/30/25 (b)	3,934,000	3,956,779
		4,483,191
Commercial Services & Supplies - 0.6%
Republic Services, Inc. 0.875% 11/15/25	15,000,000	13,744,906
Ground Transportation - 0.1%
Canadian Pacific Railway Co. 1.75% 12/2/26	2,099,000	1,903,260
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV 1.2% 3/11/26 (b)	6,674,000	6,124,072
Machinery - 1.2%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	3,204,000	3,075,766
2% 12/14/26 (b)	5,000,000	4,525,775
Otis Worldwide Corp. 2.056% 4/5/25	7,000,000	6,693,095
Parker Hannifin Corp.:
3.65% 6/15/24	4,750,000	4,692,798
4.25% 9/15/27	3,086,000	3,004,247
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	5,900,000	5,859,503
		27,851,184
Passenger Airlines - 0.5%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	3,724,444	3,277,456
Delta Air Lines, Inc. 2.9% 10/28/24	5,500,000	5,325,640
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	2,441,003	2,183,656
		10,786,752
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
0.7% 2/15/24	3,555,000	3,516,074
0.8% 8/18/24	4,323,000	4,161,907
2.2% 1/15/27	3,565,000	3,196,142
4.25% 2/1/24	2,597,000	2,587,572
		13,461,695
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	7,180,000	6,857,911
3.95% 7/1/24 (b)	955,000	938,727
5.5% 1/15/26 (b)	2,089,000	2,048,259
		9,844,897
TOTAL INDUSTRIALS		111,338,676
INFORMATION TECHNOLOGY - 2.2%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC/EMC Corp. 5.25% 2/1/28	8,564,000	8,588,044
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom, Inc. 1.95% 2/15/28 (b)	15,000,000	13,162,717
Microchip Technology, Inc. 0.983% 9/1/24	5,060,000	4,881,983
Micron Technology, Inc. 4.185% 2/15/27	6,000,000	5,771,954
		23,816,654
Software - 0.8%
Oracle Corp.:
1.65% 3/25/26	3,618,000	3,333,847
5.8% 11/10/25	7,000,000	7,054,732
VMware, Inc.:
1% 8/15/24	6,564,000	6,349,322
1.4% 8/15/26	2,882,000	2,599,977
		19,337,878
TOTAL INFORMATION TECHNOLOGY		51,742,576
MATERIALS - 1.0%
Chemicals - 1.0%
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)	7,000,000	6,392,649
LYB International Finance III LLC 1.25% 10/1/25	6,185,000	5,716,158
Nutrien Ltd.:
4.9% 3/27/28	8,000,000	7,901,269
5.9% 11/7/24	3,688,000	3,691,265
		23,701,341
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp. 1.3% 9/15/25	2,406,000	2,225,162
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	2,894,986
Crown Castle International Corp. 1.35% 7/15/25	566,000	527,549
ERP Operating LP 3.375% 6/1/25	3,000,000	2,905,645
Healthcare Trust of America Holdings LP 3.5% 8/1/26	621,000	584,020
Kimco Realty OP, LLC 3.3% 2/1/25	5,500,000	5,343,384
Kite Realty Group Trust 4% 3/15/25	2,778,000	2,676,575
Realty Income Corp. 2.2% 6/15/28	456,000	396,967
SITE Centers Corp. 4.25% 2/1/26	1,865,000	1,797,808
Spirit Realty LP 2.1% 3/15/28	5,695,000	4,945,554
Ventas Realty LP:
2.65% 1/15/25	3,710,000	3,569,597
3% 1/15/30	4,013,000	3,408,373
3.5% 4/15/24	2,140,000	2,119,311
Vornado Realty LP 2.15% 6/1/26	1,017,000	880,618
Welltower OP LLC 3.625% 3/15/24	4,035,000	4,006,280
		38,281,829
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP 4.1% 10/1/24	372,000	360,672
TOTAL REAL ESTATE		38,642,501
UTILITIES - 4.6%
Electric Utilities - 2.4%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,893,000	2,758,253
Duke Energy Corp. 4.3% 3/15/28	9,784,000	9,426,697
Eversource Energy 5.45% 3/1/28	9,000,000	9,009,259
Exelon Corp. 2.75% 3/15/27	681,000	632,411
FirstEnergy Corp.:
1.6% 1/15/26	606,000	558,326
2.05% 3/1/25	3,271,000	3,130,467
Florida Power & Light Co. 2.85% 4/1/25	1,508,000	1,461,728
Georgia Power Co. 4.65% 5/16/28	3,465,000	3,402,486
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,115,000	1,091,400
Pennsylvania Electric Co. 5.15% 3/30/26 (b)	2,524,000	2,497,478
Southern Co.:
0.6% 2/26/24	3,789,000	3,742,043
5.5% 3/15/29	3,052,000	3,098,561
Tampa Electric Co. 3.875% 7/12/24	4,358,000	4,307,449
Vistra Operations Co. LLC 5% 7/31/27 (b)	10,000,000	9,516,902
		54,633,460
Gas Utilities - 0.0%
Dominion Gas Holdings LLC 2.5% 11/15/24	1,156,000	1,120,990
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP 0.833% 6/15/24	4,654,000	4,505,652
The AES Corp. 3.3% 7/15/25 (b)	4,133,000	3,945,637
		8,451,289
Multi-Utilities - 1.8%
Dominion Energy, Inc.:
1.45% 4/15/26	8,000,000	7,313,889
3.071% 8/15/24 (c)	5,000,000	4,897,234
DTE Energy Co. 4.22% 11/1/24	8,200,000	8,072,717
NiSource, Inc.:
0.95% 8/15/25	2,873,000	2,654,448
2.95% 9/1/29	3,000,000	2,653,674
5.25% 3/30/28	6,140,000	6,131,662
Sempra:
3.3% 4/1/25	3,298,000	3,191,846
3.4% 2/1/28	2,613,000	2,422,054
WEC Energy Group, Inc.:
CME Term SOFR 3 Month Index + 2.110% 7.7538% 5/15/67 (c)(d)	454,000	395,613
5% 9/27/25	2,810,000	2,783,869
		40,517,006
TOTAL UTILITIES		104,722,745
TOTAL NONCONVERTIBLE BONDS (Cost $1,705,283,633)		1,608,313,968

U.S. Treasury Obligations - 6.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
4% 2/29/28 (e)	34,601,100	34,125,335
4.125% 10/31/27 (e)	21,771,700	21,570,142
4.375% 11/30/28	25,000,000	25,093,750
4.625% 9/30/28	50,000,000	50,656,253
5% 10/31/25	20,000,000	20,092,896
TOTAL U.S. TREASURY OBLIGATIONS (Cost $150,645,412)		151,538,376

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.2%
4.5% to 4.5% 3/1/35 to 9/1/49	4,301,948	4,127,724
6.5% 7/1/32 to 8/1/36	90,782	93,905
7% 8/1/28 to 6/1/33	64,632	67,531
7.5% to 7.5% 11/1/26 to 2/1/28	11,968	12,208
8.5% 9/1/25	250	252
TOTAL FANNIE MAE		4,301,620
Freddie Mac - 0.0%
8.5% 2/1/27 to 8/1/27	6,529	6,674
Ginnie Mae - 0.0%
7% to 7% 7/15/28 to 11/15/28	12,101	12,291
7.5% 2/15/28 to 10/15/28	1,621	1,659
8% 6/15/24	3	3
TOTAL GINNIE MAE		13,953
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,785,078)		4,322,247

Asset-Backed Securities - 11.7%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2019-2 Class A, 3.376% 10/16/39 (b)	1,786,102	1,570,731
Series 2021-1A Class A, 2.95% 11/16/41 (b)	2,530,111	2,242,437
Series 2021-2A Class A, 2.798% 1/15/47 (b)	4,803,220	4,112,517
Aimco:
Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 1/15/32 (b)(c)(d)	5,545,000	5,538,340
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7335% 7/22/32 (b)(c)(d)	10,230,000	10,194,031
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.5728% 1/17/32 (b)(c)(d)	5,000,000	4,973,205
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	6,073,681	5,911,127
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	597,867	523,122
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	4,117,000	4,133,473
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, CME Term SOFR 1 Month Index + 1.230% 6.5824% 2/25/35 (c)(d)	84,074	82,740
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	3,749,249	3,196,234
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A, 3.49% 5/15/27	5,000,000	4,864,296
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	1,075,000	1,093,774
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	2,878,041	2,825,588
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	2,673,373	2,453,569
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7774% 10/20/32 (b)(c)(d)	2,685,000	2,671,916
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7555% 7/15/33 (b)(c)(d)	11,007,000	10,990,908
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.6191% 7/27/30 (b)(c)(d)	5,358,250	5,349,725
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	875,646	842,625
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	7,135,000	6,975,442
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	768,711	771,865
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	11,760,000	10,370,662
Dell Equipment Finance Trust 2 Series 2023-3 Class A3, 5.93% 4/23/29 (b)	2,760,000	2,777,720
Dominos Pizza Master Issuer LLC Series 2016-1A Class A2II, 4.474% 10/25/45 (b)	1,860,000	1,798,002
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	1,124,005	1,114,145
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 4/15/31 (b)(c)(d)	9,586,000	9,552,967
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	1,726,000	1,747,428
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	469,884	467,113
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	520,013	513,580
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	1,022,541	1,006,388
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	4,867,000	4,843,931
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/33 (b)	14,774,000	13,625,304
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	4,068,000	4,013,361
GM Financial Automobile Leasing Series 2023-2 Class A3, 5.05% 7/20/26	4,047,000	4,014,684
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	919,074	803,085
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.6735% 1/22/31 (b)(c)(d)	8,045,000	8,018,910
Marlette Funding Trust Series 2022-2A Class A, 4.25% 8/15/32 (b)	748,621	746,758
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	292,801	280,827
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	571,456	568,385
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.6644% 7/17/32 (b)(c)(d)	10,020,000	9,985,792
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	9,179,013	8,768,591
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.060% 6.4287% 5/20/29 (b)(c)(d)	4,719,786	4,706,278
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.4439% 4/15/30 (b)(c)(d)	6,995,552	6,956,293
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.7024% 1/25/36 (c)(d)	23,739	23,232
Porsche Financial Auto Securitizati Series 2023-2A Class A3, 5.79% 1/22/29 (b)	2,386,000	2,414,449
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	4,835,108	4,520,106
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	3,183,711	3,166,286
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	4,981,626	4,246,936
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	2,797,000	2,692,562
1.884% 7/15/50 (b)	1,204,000	1,101,166
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (b)	11,778,177	9,993,194
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	1,415,478	1,412,561
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7155% 7/15/32 (b)(c)(d)	7,582,000	7,558,412
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.591% 11/18/30 (b)(c)(d)	7,262,911	7,248,450
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.3174% 9/25/34 (c)(d)	1,693	1,636
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	3,961,000	3,718,835
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.244% 4/6/42 (b)(c)(d)	304,000	214,130
Upstart Securitization Trust:
Series 2021-4 Class A, 0.84% 9/20/31 (b)	422,072	419,916
Series 2021-5 Class A, 1.31% 11/20/31 (b)	1,051,486	1,042,301
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	3,772,000	3,771,586
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	765,761	753,122
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	4,101,860	3,977,011
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	5,757,709	5,351,229
Verizon Master Trust Series 2021-1:
Class A, 0.5% 5/20/27	7,466,000	7,283,639
Class B, 0.69% 5/20/27	8,000,000	7,794,293
Voya CLO Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.210% 6.6144% 4/17/30 (b)(c)(d)	6,863,441	6,853,510
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	5,260,000	5,299,588
TOTAL ASSET-BACKED SECURITIES (Cost $278,630,023)		268,856,019

Collateralized Mortgage Obligations - 3.2%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.5%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	2,767,101	2,633,486
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	5,304,111	4,361,794
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	696,162	671,240
BRAVO Residential Funding Trust sequential payer Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	3,399,135	3,014,866
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	1,360,927	1,259,246
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,256,916	1,196,351
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,742,415	1,675,156
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	385,889	381,265
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	521,965	511,711
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	7,715,860	7,255,425
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	939,692	796,273
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	2,897,381	2,739,890
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	2,829,962	2,423,222
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	6,347,195	5,950,522
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	1,091,657	995,303
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	2,270,509	2,082,381
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	2,256,668	2,011,041
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	346,306	328,328
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	5,600,371	5,244,536
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	4,029,665	3,875,428
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	934,354	819,599
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	1,246,164	1,096,051
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	3,915,376	3,741,056
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	1,482,090	1,421,997
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	719,056	692,774
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.546% 7/20/34 (c)(d)	446	395
TOTAL PRIVATE SPONSOR		57,179,336
U.S. Government Agency - 0.7%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	1,468,746	1,342,396
Series 2019-33 Class N, 3% 3/25/48	5,288,069	4,856,634
Series 2015-28 Class JE, 3% 5/25/45	1,014,518	948,570
Series 2018-3 Class LP, 3% 2/25/47	3,975,204	3,642,948
Series 2019-59 Class AB, 2.5% 10/25/39	1,778,991	1,591,756
Freddie Mac:
planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	2,575,464	2,320,946
sequential payer Series 4873 Class CA, 4% 7/15/47	1,613,406	1,561,723
Series 3949 Class MK, 4.5% 10/15/34	40,641	39,911
Series 4472 Class WL, 3% 5/15/45	484,044	449,530
TOTAL U.S. GOVERNMENT AGENCY		16,754,414
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $80,728,264)		73,933,750

Commercial Mortgage Securities - 6.7%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.473% 1/15/39 (b)(c)(d)	2,178,000	2,123,055
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,767,000	1,587,953
BANK Series 2021-BN33 Class XA, 1.167% 5/15/64 (c)(f)	20,535,230	1,069,306
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	4,407,582	4,289,483
Benchmark Mortgage Trust:
sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	1,071,812	1,026,192
Series 2019-B14 Class XA, 0.8975% 12/15/62 (c)(f)	24,489,448	658,208
Series 2020-B17 Class XA, 1.5364% 3/15/53 (c)(f)	49,285,703	2,510,974
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1875% 9/15/26 (b)(c)(d)	5,047,000	4,843,614
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2209% 4/15/37 (b)(c)(d)	7,152,000	7,026,698
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1266% 10/15/36 (b)(c)(d)	4,501,000	4,395,056
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0898% 5/15/38 (b)(c)(d)	3,023,314	2,966,336
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3358% 2/15/39 (b)(c)(d)	4,468,343	4,360,419
Bx Commercial Mortgage Trust 2 floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3693% 4/15/34 (b)(c)(d)	614,000	609,223
BX Trust:
floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2875% 11/15/38 (b)(c)(d)	4,360,000	4,275,185
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0734% 10/15/26 (b)(c)(d)	3,833,630	3,748,207
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4879% 8/15/39 (b)(c)(d)	1,624,000	1,625,526
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3574% 10/15/36 (b)(c)(d)	4,127,684	4,117,203
Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 1/15/34 (b)(c)(d)	1,609,150	1,583,856
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1075% 6/15/38 (b)(c)(d)	4,031,134	3,953,912
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	6,624,464	6,063,967
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	5,329,541	4,697,675
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, CME Term SOFR 1 Month Index + 1.060% 6.3874% 11/15/36 (b)(c)(d)	1,313,000	1,290,453
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	8	8
Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,035,737	1,008,722
COMM Mortgage Trust:
sequential payer:
Series 2015-CR22 Class ASB, 3.144% 3/10/48	474,903	468,406
Series 2015-CR23 Class ASB, 3.257% 5/10/48	398,708	391,987
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	8,241,000	7,252,975
Series 2013-CR13 Class AM, 4.449% 11/10/46	550,655	542,395
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, CME Term SOFR 1 Month Index + 1.020% 6.35% 5/15/36 (b)(c)(d)	4,987,591	4,976,346
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,121,236	1,937,937
Series 2018-SITE Class A, 4.284% 4/15/36 (b)	1,635,000	1,628,513
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,691,116	2,636,966
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1385% 11/15/38 (b)(c)(d)	6,065,939	5,936,503
Extended Stay America Trust floater Series 2021-ESH Class A, CME Term SOFR 1 Month Index + 1.190% 6.5175% 7/15/38 (b)(c)(d)	1,963,937	1,941,120
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 10/15/36 (b)(c)(d)	2,682,000	2,573,603
sequential payer:
Series 2014-GC20 Class AAB, 3.655% 4/10/47	6	6
Series 2014-GC26 Class AAB, 3.365% 11/10/47	524,340	518,359
Series 2015-GC28 Class AAB, 3.206% 2/10/48	461,163	453,829
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	3,357,926	3,207,035
Series 2013-GC13 Class A/S, 3.9554% 7/10/46 (b)(c)	5,559,153	5,232,609
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C22 Class A4, 3.8012% 9/15/47	2,537,000	2,482,607
Series 2014-C25 Class ASB, 3.4074% 11/15/47	322,467	317,996
Series 2013-C17 Class A/S, 4.4584% 1/15/47	6,642,000	6,475,950
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	240,578	232,083
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9375% 9/15/29 (b)(c)(d)	1,683,960	1,551,850
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (b)	2,708,000	2,356,508
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 3/15/38 (b)(c)(d)	3,997,740	3,897,246
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 7/15/38 (b)(c)(d)	2,266,000	2,221,888
Morgan Stanley BAML Trust:
sequential payer:
Series 2014-C15 Class ASB, 3.654% 4/15/47	34,888	34,764
Series 2014-C19 Class ASB, 3.326% 12/15/47	1,779,660	1,761,787
Series 2016-C28 Class A3, 3.272% 1/15/49	1,470,759	1,387,955
Series 2014-C17 Class ASB, 3.477% 8/15/47	179,980	178,884
Series 2015-C22 Class ASB, 3.04% 4/15/48	251,549	246,417
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	3,837,000	3,506,999
Series 2021-L6 Class XA, 1.325% 6/15/54 (c)(f)	7,016,271	388,956
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (b)(c)(d)	1,448,000	1,447,999
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9215% 10/15/36 (b)(c)(d)	6,675,701	6,499,714
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1682% 11/15/38 (b)(c)(d)	4,056,000	3,980,819
Wells Fargo Commercial Mortgag Trust sequential payer Series 2015-NXS3 Class ASB, 3.371% 9/15/57	399,875	388,985
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-C27 Class ASB, 3.278% 2/15/48	734,958	723,208
Series 2015-LC22 Class ASB, 3.571% 9/15/58	2,150,081	2,103,935
Series 2017-RC1 Class ASB, 3.453% 1/15/60	2,170,808	2,083,599
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C22 Class ASB, 3.464% 9/15/57	791,941	783,597
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $163,350,842)		154,583,566

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2019, 2.4% 10/1/25	4,420,000	4,203,234
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,314,185
TOTAL MUNICIPAL SECURITIES (Cost $5,754,222)		5,517,419

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 3.25% 4/16/30 (Cost $3,512,606)	3,525,000	3,093,188

Bank Notes - 0.5%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25	4,046,000	3,813,251
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c)	6,655,000	6,454,194
TOTAL BANK NOTES (Cost $10,771,320)		10,267,445

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (g) (Cost $5,335,075)	5,334,008	5,335,075

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $2,408,796,475)	2,285,761,053
NET OTHER ASSETS (LIABILITIES) - 0.5%	10,753,923
NET ASSETS - 100.0%	2,296,514,976

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	219	Mar 2024	44,776,945	133,035	133,035
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,817	Mar 2024	301,000,852	1,395,408	1,395,408

TOTAL PURCHASED					1,528,443

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	86	Mar 2024	9,442,531	(49,490)	(49,490)

TOTAL FUTURES CONTRACTS					1,478,953
The notional amount of futures purchased as a percentage of Net Assets is 15.0%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $850,412,562 or 37.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,068,075.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	24,907,372	147,277,957	166,850,254	157,400	-	-	5,335,075	0.0%
Total	24,907,372	147,277,957	166,850,254	157,400	-	-	5,335,075

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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